Fair Value: Fair Value Assets measured on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure	$ 18,935		$ 8,574	$ 51,324
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1,865
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure	12,875		2,710	2,782
Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	2,598		2,710	2,782
Fair Value, Inputs, Level 1 | Debt Securities
Assets, Fair Value Disclosure	2,598		2,710	2,782
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	10,277	[1]
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure	4,195		5,864	48,542
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure			254	5,273
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	4,195		5,610	11,598
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure	4,195		5,864	48,542
Fair Value, Inputs, Level 2 | Domestic Corporate Debt Securities
Assets, Fair Value Disclosure				22,103
Fair Value, Inputs, Level 2 | Commercial Mortgage Backed Securities
Assets, Fair Value Disclosure				6,790
Fair Value, Inputs, Level 2 | Foreign Corporate Debt Securities
Assets, Fair Value Disclosure				2,778
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure	1,865
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1,865
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure	1,865
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1,865
US Government Agencies Debt Securities
Assets, Fair Value Disclosure	2,598		2,964	8,055
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	4,195		5,610	11,598
Debt Securities
Assets, Fair Value Disclosure	6,793		8,574	51,324
Domestic Corporate Debt Securities
Assets, Fair Value Disclosure				22,103
Commercial Mortgage Backed Securities
Assets, Fair Value Disclosure				6,790
Foreign Corporate Debt Securities
Assets, Fair Value Disclosure				2,778
Cash and Cash Equivalents
Assets, Fair Value Disclosure	10,277	[1]
Derivative
Assets, Fair Value Disclosure	1,865
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 1,865

[1]	Excludes cash of $2,678 that is not subject to fair value accounting.